NATURE OF OPERATIONS AND GOING CONCERN (Narrative) (Details) (USD $)	1 Months Ended		12 Months Ended
	Jan. 28, 2011	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011
Stock issued for acquisition	4,789,035	4,789,035	4,789,035
Accumulated losses			$ 8,679,129	$ 5,546,177